STOCKHOLDERS DEFICIT (Details)	12 Months Ended
Dec. 31, 2021 shares
Stockholder's Deficit
Unissued Shares For Tpt Consulting Agreements	625,000
Shares Receivable Under Terminated Acquisition Agreement	(3,096,181)
Net Commitment	(2,471,181)